                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2004
                                               ----------------------------


Check here if Amendment [  ]; Amendment Number:

     This Amendment (Check only one.):  [  ]   is a restatement.
                                        [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:         033 Asset Management, LLC
              -------------------------
Address:      125 High Street
              ----------------------
              Boston, Massachusetts  02110
              -------------------------------


Form 13F File Number: 28-06432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015


Signature, Place, and Date of Signing:

          /s/ Lawrence Longo      Boston, Massachusetts      February 3, 2005
          ------------------      ---------------------      ----------------
             [Signature]               [City, State]              [Date]


Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                      0
                                                 --------------

Form 13F Information Table Entry Total:                27
                                                ---------------

Form 13F Information Table Value Total:            $116,205
                                                ---------------
                                                  (thousands)






List of Other Included Managers:

{None}



                                                                  SHRS PRN
                                                                   OR AMT                                                   VOTING
                                                                    SH/PRN                       INVESTMENT    OTHER      AUTHORITY
CUSIP       NAME OF ISSUER                                         PUT/CALL     VALUE (X$1000)   DISCRETION   MANAGERS       SOLE
004329108   ACCESS INTEGRATED TECHNOLGIES INC   COMMON STOCK        80,400           313           SOLE         N/A        80,400
090327107   BINDVIEW DEVELOPMENT CORP           COMMON STOCK      1,289,638         5,610          SOLE         N/A       1,289,638
14756B102   CASH SYSTEMS INC                    COMMON STOCK      1,340,500         12,252         SOLE         N/A       1,340,500
171779101   CIENA CORP                          COMMON STOCK        25,000            84           SOLE         N/A        25,000
207142100   CONEXANT SYSTEMS INC                COMMON STOCK       430,000           856           SOLE         N/A        430,000
344159108   FOCUS ENHANCEMENTS                  COMMON STOCK      4,485,048         4,896          SOLE         N/A       4,485,048
367626108   GATEWAY INC                         COMMON STOCK       225,000          1,352          SOLE         N/A        225,000
436233100   HOLLYWOOD MEDIA CORP                COMMON STOCK      1,014,137         4,919          SOLE         N/A       1,014,137
45247Q100   IMERGENT INC                        COMMON STOCK        18,000           273           SOLE         N/A        18,000
45881X106   INTERMIX MEDIA INC                  COMMON STOCK        58,800           332           SOLE         N/A        58,800
46145P103   INVESTOOLS INC                      COMMON STOCK       129,200           439           SOLE         N/A        129,200
462030305   IOMEGA CORP                         COMMON STOCK      2,842,200         15,746         SOLE         N/A       2,842,200
52886P104   LEXAR MEDIA INC                     COMMON STOCK        50,000           392           SOLE         N/A        50,000
60741U101   MOBILITY ELECTRONICS INC            COMMON STOCK       229,700          1,971          SOLE         N/A        229,700
68389X105   ORACLE CORPORATION                  COMMON STOCK       150,000          2,058          SOLE         N/A        150,000
685317109   ORANGE 21 INC                       COMMON STOCK       110,100          1,151          SOLE         N/A        110,100
739363109   POWERWAVE TECHNOLOGIES INC          COMMON STOCK        25,000           212           SOLE         N/A        25,000
74373W103   PROVIDE COMMERCE INC                COMMON STOCK        19,433           722           SOLE         N/A        19,433
815704101   SEEBEYOND TECHNOLOGY CORP           COMMON STOCK        40,000           143           SOLE         N/A        40,000
833672108   SOCKET CORP                         COMMON STOCK       575,311          1,145          SOLE         N/A        575,311
83545R108   SONIC FOUNDRY INC                   COMMON STOCK      2,389,355         3,704          SOLE         N/A       2,389,355
862685104   STRATASYS                           COMMON STOCK       211,360          7,093          SOLE         N/A        211,360
87929J103   TELECOMMUNICATION SYSTEMS INC       COMMON STOCK      2,511,263         8,218          SOLE         N/A       2,511,263
888011103   TIPPINGPOINT TECHNOLOGIES           COMMON STOCK       704,031          32,878         SOLE         N/A        704,031
902636109   UCN INC                             COMMON STOCK      1,212,500         3,698          SOLE         N/A       1,212,500
97653A103   WIRELESS FACILITIES INC             COMMON STOCK       114,290          1,079          SOLE         N/A        114,290
G98268108   XYRATEX LTD                         COMMON STOCK       283,291          4,669          SOLE         N/A        283,291